Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt
Schedule outstanding principal balances on each loan facility

The outstanding principal balances on each loan facility as at December 31, 2021 and 2020 were as follows:

	As at December 31
	2021	2020
NIBC Bank Facility	—	4,625,000
Nordea/SEB Joint Bank Facility	56,599,042	88,503,292
Nordea/SEB Revolving Facility	28,953,901	39,237,241
ABN/CACIB Joint Bank Facility	51,339,576	57,124,104
ABN AMRO Revolving Facility	1,679,856	14,394,250
IYO Bank Facility	8,400,000	10,000,000
Total debt	146,972,375	213,883,887
Deferred finance fees	(1,870,984)	(3,372,923)
Net total debt	145,101,391	210,510,964
Current portion of long-term debt	15,834,489	23,506,236
Current portion of deferred finance fees	(731,303)	(1,049,840)
Total current portion of long-term debt	15,103,186	22,456,396
Non-current portion of long-term debt	129,998,205	188,054,568

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
December 31
2021
2022	15,834,489
2023	17,514,346
2024	110,023,540
2025	3,600,000
146,972,375